OPERATIONS AND CORPORATE REORGANIZATION-Schedule of equity method is demonstrated (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Disclosure of operations and corporate reorganization [line items]
Shareholders' equity of Vale S.A.	R$ 50,981,180	R$ 48,169,399		R$ 28,870,022	R$ 20,818,867
Equity in earnings	R$ 350,399	R$ 418,897	[1]	R$ 130,225
Cosan Oito SA [Member] | Vale SA [Member]
Disclosure of operations and corporate reorganization [line items]
Total amount of shares	4,539,007,580
Shareholders' equity of Vale S.A.	R$ 190,965,062
Quantity shares owned	210,866,700
Cosan's interest	4.90%
Equity in earnings	R$ 96,075
Investments accounted for using equity method	R$ 15,662,485

[1]	Amounts after the reclassification of the discontinued operation.